Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
8.	PROPERTY, PLANT AND EQUIPMENT

The following tables show the variations in tangible assets for the years ended December 31, 2018, 2019 and 2020:

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2018	Increase	Decrease	adjustments	Reclassification	2018/12/31
Gross
Buildings on non-freehold land	11	—	—	—	1,447	1,458
Scientific equipment	9,576	1,484	(235)	—	54	10,879
Fittings	1,126	443	(43)	—	5	1,531
Vehicles	99	—	—	—	—	99
Computer equipment	1,954	200	(5)	—	(702)	1,446
Furniture	357	8	(4)	—	—	361
In progress	(0)	805	—	—	(804)	0
TOTAL - Gross	13,123	2,940	(288)	—	—	15,774
Accumulated depreciation and impairment
Buildings on non-freehold land	(0)	(1)	—	—	—	(1)
Scientific equipment	(5,063)	(1,142)	218	—	—	(5,988)
Fittings	(722)	(91)	43	—	—	(769)
Vehicles	(24)	(21)	—	—	—	(45)
Computer equipment	(703)	(216)	4	—	—	(915)
Furniture	(285)	(11)	4	—	—	(292)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(6,798)	(1,481)	270	—	—	(8,010)
TOTAL - Net	6,324	1,459	(18)	—	—	7,764

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2019	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	0	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation and impairment
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(8,010)	(2,909)	133	—	—	(10,785)
TOTAL - Net	7,764	10,429	(1,741)	—	—	16,453

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2020	Increase	Decrease	adjustments	Reclassification	2020/12/31
Gross
Buildings on non-freehold land	12,229	—	—	—	(62)	12,167
Scientific equipment	11,260	450	(2,630)	—	—	9,080
Fittings	1,592	233	(113)	—	(10)	1,703
Vehicles	99	—	—	—	—	99
Computer equipment	1,669	69	(194)	—	(11)	1,534
Furniture	389	8	(68)	—	—	329
In progress	—	15	(17)	—	2	—
TOTAL - Gross	27,238	775	(3,022)	—	(80)	24,911
Accumulated depreciation
Buildings on non-freehold land	(1,216)	(1,398)	10	—	—	(2,603)
Scientific equipment	(7,172)	(1,368)	2,588	0	—	(5,952)
Fittings	(875)	(218)	107	4	—	(982)
Vehicles	(66)	(20)	—	—	—	(85)
Computer equipment	(1,155)	(260)	193	4	—	(1,217)
Furniture	(303)	(15)	68	(1)	—	(251)
In progress	—	—	—	—	—	—
TOTAL - Depreciation	(10,785)	(3,279)	2,967	7	—	(11,090)
Impairment
Buildings on non-freehold land	—	(1,182)	—	—	—	(1,182)
Scientific equipment	—	(866)	—	—	—	(866)
Fittings	—	(93)	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	—	(27)	—	—	—	(27)
Furniture	—	(3)	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Impairment	—	(2,172)	—	—	—	(2,172)
TOTAL - Net	16,453	(4,676)	(56)	7	(80)	11,648

Assets related to contracts that were classified as finance leases under IAS 17 are scientific equipment. These contracts are accounted for in the same manner under IFRS 16. Their net carrying value as of December 31, 2018, 2019 and 2020 amounted to €1,889, €1,413 and €873 respectively.

Impairment test of assets under IAS 36

Some equipment belonging to the Group and others under a leasing agreement will no longer be used following the reorganization of the group’s activities and the termination of the RESOLVE-IT trial.

This indication of loss of value led the Group to conduct an impairment test over owned and leased equipment.

These impairment tests account for the value at which this equipment should be divested (on the basis of the agreement of the lessors for the early purchase of the equipment) and a purchase offer that should be fulfilled in the near term) in order to determine the recovery value.

The tests resulted in the recognition of an impairment of €990 (of which €363 related to owned equipment, €503 of leased equipment, €96 related to premises and €30 related to furniture and IT equipment).

Parts of the leased premises (a portion of the office space in Paris and of the former laboratories at headquarters) will no longer be used. The vacant space is segmented and separate from the premises that will continue to be occupied. An impairment test of the rights of use of this space has also been performed.

At this stage, the recovery value has been estimated to be null considering that subleasing is prohibited for the office space in Paris and that the COVID-19 related health situation creates significant uncertainty on the potential to sublease the space in Loos. Subleasing is therefore not under consideration for the foreseeable future.

The test of the rights of use pertaining to these premises resulted in the recognition of an impairment of €1,182.

In accordance with IFRS 16, the Group has chosen not to present the right of use separately from other assets and has added them to the fixed assets of the same nature as the underlying leased assets.

Therefore, the rights of use and related amortization as of December 31, 2020 included in the table affect:

•	The item “Buildings on non-freehold land”, for respectively €11,911 and €2,558,
•	The item “Scientific equipment” for respectively €2,906 and €2,033.

Fixtures and fittings were also depreciated (see above).

Reminders

On January 1,2019, upon adoption of IFRS 16, the right of use asset and liability related to the existing headquarters were recognized for an amount of €7.8 million. In May 2019, the right of use asset and lease liability related to a new building were recognized for an amount of €2.2 million.

GENFIT CORP signed a new lease agreement as of July 1, 2019.

The right of use asset and depreciation as of December 31, 2019 in the table above are related to :

•	The line item “Building on non freehold land”, of €11,974 and €1,196, respectively;
•	The line item "Scientific equipment", at €4,346 and €2,933, respectively.